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January 16, 2014

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Horizons ETF Trust
File Nos. 333-192751 and 811-22918
Registration Statement on Form N-1A

Dear Sir/Madam:

Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for Horizons ETF Trust (the “Trust”). The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the SEC on the Trust’s initial Registration Statement on Form N-1A, which was filed with the SEC on December 10, 2013 and (ii) making certain other changes.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.

Sincerely,

  /s/ Michael W. Mundt
  Michael W. Mundt, Esquire
  Admitted in Virginia